Investment Securities and Mortgage-Backed Securities (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	$ 59,127,756	$ 40,507,883
Less than 12 Months, Unrealized Losses	(2,700,403)	(264,570)
More than 12 Months, Fair Value	12,270,269	11,642,802
More than 12 Months, Unrealized Losses	(1,855,572)	(2,994,656)
Total Fair Value	71,398,025	52,150,685
Unrealized Losses	(4,555,975)	(3,259,226)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	109,879,721
Less than 12 Months, Unrealized Losses	(2,303,591)
More than 12 Months, Fair Value	4,152,601
More than 12 Months, Unrealized Losses	(54,909)
Total Fair Value	114,032,322
Unrealized Losses	(2,358,500)
U. S. Agencies
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	16,496,373	17,430,998
Less than 12 Months, Unrealized Losses	(1,501,652)	(77,220)
More than 12 Months, Fair Value	931,783	0
More than 12 Months, Unrealized Losses	(68,218)	0
Total Fair Value	17,428,156	17,430,998
Unrealized Losses	(1,569,870)	(77,220)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	36,271,274
Less than 12 Months, Unrealized Losses	(706,007)
More than 12 Months, Fair Value	4,152,601
More than 12 Months, Unrealized Losses	(54,909)
Total Fair Value	40,423,875
Unrealized Losses	(760,916)
Corporate
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	14,953,985	10,922,340
Less than 12 Months, Unrealized Losses	(707,302)	(136,641)
More than 12 Months, Fair Value	9,099,581	9,526,184
More than 12 Months, Unrealized Losses	(1,737,501)	(1,464,511)
Total Fair Value	24,053,566	20,448,524
Unrealized Losses	(2,444,803)	(1,601,152)
Asset-backed securities
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	3,836,325
Less than 12 Months, Unrealized Losses	(112,037)
More than 12 Months, Fair Value	0
More than 12 Months, Unrealized Losses	0
Total Fair Value	3,836,325
Unrealized Losses	(112,037)
Trust preferred securities
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value		0
Less than 12 Months, Unrealized Losses		0
More than 12 Months, Fair Value		1,174,155
More than 12 Months, Unrealized Losses		(1,530,026)
Total Fair Value		1,174,155
Unrealized Losses		(1,530,026)
State and municipal
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	4,233,337
Less than 12 Months, Unrealized Losses	(59,993)
More than 12 Months, Fair Value	0
More than 12 Months, Unrealized Losses	0
Total Fair Value	4,233,337
Unrealized Losses	(59,993)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	16,894,948
Less than 12 Months, Unrealized Losses	(258,743)
More than 12 Months, Fair Value	0
More than 12 Months, Unrealized Losses	0
Total Fair Value	16,894,948
Unrealized Losses	(258,743)
Small Business Administration
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	725,016	0
Less than 12 Months, Unrealized Losses	(483)	0
More than 12 Months, Fair Value	4,240	942,463
More than 12 Months, Unrealized Losses	(5)	(119)
Total Fair Value	729,256	942,463
Unrealized Losses	(488)	(119)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	9,738,267
Less than 12 Months, Unrealized Losses	(100,735)
More than 12 Months, Fair Value	0
More than 12 Months, Unrealized Losses	0
Total Fair Value	9,738,267
Unrealized Losses	(100,735)
Fannie Mae
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	10,624,126	3,543,032
Less than 12 Months, Unrealized Losses	(221,682)	(5,100)
More than 12 Months, Fair Value	0	0
More than 12 Months, Unrealized Losses	0	0
Total Fair Value	10,624,126	3,543,032
Unrealized Losses	(221,682)	(5,100)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	23,040,590
Less than 12 Months, Unrealized Losses	(828,253)
More than 12 Months, Fair Value	0
More than 12 Months, Unrealized Losses	0
Total Fair Value	23,040,590
Unrealized Losses	(828,253)
Freddie Mac
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	4,636,401	5,909,171
Less than 12 Months, Unrealized Losses	(13,370)	(26,821)
More than 12 Months, Fair Value	0	0
More than 12 Months, Unrealized Losses	0	0
Total Fair Value	4,636,401	5,909,171
Unrealized Losses	(13,370)	(26,821)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	15,533,790
Less than 12 Months, Unrealized Losses	(187,092)
More than 12 Months, Fair Value	0
More than 12 Months, Unrealized Losses	0
Total Fair Value	15,533,790
Unrealized Losses	(187,092)
Government National Mortgage Assoc.
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	1,912,580	2,702,342
Less than 12 Months, Unrealized Losses	(39,054)	(18,788)
More than 12 Months, Fair Value	2,234,665	0
More than 12 Months, Unrealized Losses	(49,848)	0
Total Fair Value	4,147,245	2,702,342
Unrealized Losses	(88,902)	(18,788)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	8,400,852
Less than 12 Months, Unrealized Losses	(222,761)
More than 12 Months, Fair Value	0
More than 12 Months, Unrealized Losses	0
Total Fair Value	8,400,852
Unrealized Losses	(222,761)
Collateralized mortgage obligations
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	335,098
Less than 12 Months, Unrealized Losses	(3,037)
More than 12 Months, Fair Value	0
More than 12 Months, Unrealized Losses	0
Total Fair Value	335,098
Unrealized Losses	(3,037)
Private placement mortgage obligation
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	1,374,515
Less than 12 Months, Unrealized Losses	(41,793)
More than 12 Months, Fair Value	0
More than 12 Months, Unrealized Losses	0
Total Fair Value	1,374,515
Unrealized Losses	$ (41,793)